Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Non-interest bearing long-term loan payable	$ 3,981